Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		9 Months Ended
	Apr. 13, 2021	Sep. 30, 2021	Jul. 01, 2021	Jan. 08, 2021
Significant Accounting Policies [Line Items]
Common stock, Shares outstanding		1,000	1,000
TPG Pace Solutions
Significant Accounting Policies [Line Items]
Cash equivalents		$ 0		$ 0
Federal depository insurance coverage		250,000		250,000
Deferred underwriting compensation		768,377
Underwriter discount and deferred discount charged to additional paid in capital		15,675,000
Stock-based compensation expense		$ 0
Common stock, Shares outstanding		3,166,667
Accrued interest and penalties		$ 0		$ 0
TPG Pace Solutions | Class A common units
Significant Accounting Policies [Line Items]
Common stock, Shares outstanding		770,000		0
TPG Pace Solutions | Class A common units | IPO
Significant Accounting Policies [Line Items]
Ordinary shares, issued	28,500,000	28,500,000
TPG Pace Solutions | Class A common units | Forward Purchase Contracts
Significant Accounting Policies [Line Items]
Common stock, Shares outstanding		15,000,000